GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	$ 33,656	$ 30,167
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,038	1,026	$ (218)
Property, plant and equipment and biological assets ending balance	33,656	30,167
Property, plant and equipment, temporarily idle	264	380
Property, plant and equipment, assets retired from active use and not classified as held for sale	22	0
Decarbonization capital expenditure	200	200
Brazil
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	41	39
NAFTA
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	6	6
Europe
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	112	89
Africa and Commonwealth of Independent States ("ACIS")
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	105	246
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	59,462	54,939	55,159
Additions	5,034	4,201
Acquisitions through business combinations (note 2.2.4)	1,899	1,042
Foreign exchange differences	2,118	(4,475)
Divestments (note 2.3.1)	(3,325)
Disposals	(1,049)	(704)
Other movements	(154)	(284)
Property, plant and equipment and biological assets ending balance	59,462	54,939	55,159
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(25,806)	(24,772)	(25,084)
Foreign exchange differences	(1,241)	3,035
Divestments (note 2.3.1)	(2,353)
Disposals	1,002	630
Other movements	248	160
Depreciation charge for the year	2,552	2,493
Impairment loss (reversal of impairment loss) recognised in profit or loss	844	1,020
Property, plant and equipment and biological assets ending balance	(25,806)	(24,772)	(25,084)
Land, buildings and Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	7,031	6,028
Property, plant and equipment and biological assets ending balance	7,031	6,028
Land, buildings and Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	10,850	9,476	10,121
Additions	61	34
Acquisitions through business combinations (note 2.2.4)	789	193
Foreign exchange differences	473	(811)
Divestments (note 2.3.1)	(40)
Disposals	(191)	(137)
Other movements	282	76
Property, plant and equipment and biological assets ending balance	10,850	9,476	10,121
Land, buildings and Improvements | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(3,819)	(3,448)	(3,643)
Foreign exchange differences	(248)	496
Divestments (note 2.3.1)	(26)
Disposals	187	109
Other movements	(5)	19
Depreciation charge for the year	315	283
Impairment loss (reversal of impairment loss) recognised in profit or loss	16	146
Property, plant and equipment and biological assets ending balance	(3,819)	(3,448)	(3,643)
Machinery, equipment and others
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	17,813	16,932
Property, plant and equipment and biological assets ending balance	17,813	16,932
Biological assets	64	47
Bearer plants	51	37
Machinery, equipment and others | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	35,965	34,133	35,348
Additions	291	220
Acquisitions through business combinations (note 2.2.4)	1,057	742
Foreign exchange differences	1,458	(3,344)
Divestments (note 2.3.1)	(2,074)
Disposals	(850)	(545)
Other movements	1,950	1,712
Property, plant and equipment and biological assets ending balance	35,965	34,133	35,348
Machinery, equipment and others | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(18,152)	(17,201)	(17,596)
Foreign exchange differences	(977)	2,403
Divestments (note 2.3.1)	(1,521)
Disposals	808	502
Other movements	101	71
Depreciation charge for the year	1,875	1,893
Impairment loss (reversal of impairment loss) recognised in profit or loss	529	688
Property, plant and equipment and biological assets ending balance	(18,152)	(17,201)	(17,596)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	6,260	4,760
Property, plant and equipment and biological assets ending balance	6,260	4,760
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	7,343	5,887	4,533
Additions	4,372	3,533
Acquisitions through business combinations (note 2.2.4)	23	70
Foreign exchange differences	112	(109)
Divestments (note 2.3.1)	(550)
Disposals	(1)	(4)
Other movements	(2,500)	(2,136)
Property, plant and equipment and biological assets ending balance	7,343	5,887	4,533
Construction in progress | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(1,083)	(1,127)	(999)
Foreign exchange differences	2	9
Divestments (note 2.3.1)	(235)
Disposals	0	1
Other movements	40	17
Depreciation charge for the year	0	0
Impairment loss (reversal of impairment loss) recognised in profit or loss	233	155
Property, plant and equipment and biological assets ending balance	(1,083)	(1,127)	(999)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	1,344	1,210
Property, plant and equipment and biological assets ending balance	1,344	1,210
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	2,272	2,003	1,750
Additions	258	381
Acquisitions through business combinations (note 2.2.4)	30	37
Foreign exchange differences	68	(124)
Divestments (note 2.3.1)	0
Disposals	0	0
Other movements	(87)	(41)
Property, plant and equipment and biological assets ending balance	2,272	2,003	1,750
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(928)	(793)	(678)
Foreign exchange differences	(12)	59
Divestments (note 2.3.1)	0
Disposals	0	0
Other movements	112	29
Depreciation charge for the year	235	193
Impairment loss (reversal of impairment loss) recognised in profit or loss	0	10
Property, plant and equipment and biological assets ending balance	(928)	(793)	(678)
Mining Assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	1,208	1,237
Property, plant and equipment and biological assets ending balance	1,208	1,237
Mining Assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	3,032	3,440	3,407
Additions	52	33
Acquisitions through business combinations (note 2.2.4)	0	0
Foreign exchange differences	7	(87)
Divestments (note 2.3.1)	(661)
Disposals	(7)	(18)
Other movements	201	105
Property, plant and equipment and biological assets ending balance	3,032	3,440	3,407
Mining Assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(1,824)	(2,203)	(2,168)
Foreign exchange differences	(6)	68
Divestments (note 2.3.1)	(571)
Disposals	7	18
Other movements	0	24
Depreciation charge for the year	127	124
Impairment loss (reversal of impairment loss) recognised in profit or loss	66	21
Property, plant and equipment and biological assets ending balance	$ (1,824)	$ (2,203)	$ (2,168)
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period	6 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period	7 years